Exhibit 99
Capital Auto Receivables Asset Trust 2007-1
October-2007
Distribution Date:                11/15/2007

Original Inputs

Total Pool Balance	$2,092,625,049.88

Class A-1 Notes Balance	$419,000,000.00
Class A-1 Notes Rate	5.32455%

Class A-2 Notes Balance	$525,000,000.00
Class A-2 Notes Rate	5.220%

Class A-3a Notes Balance	$215,000,000.00
Class A-3a Notes Rate	5.000%

Class A-3b Notes Balance	$324,000,000.00
One Month LIBOR + 0.01%	One Month LIBOR+ 0.01%

Class A-4a Notes Balance	$118,000,000.00
Class A-Aa Notes Rate	5.010%

Class A-4b Notes Balance	$177,151,000.00
One Month LIBOR + 0.04%	One Month LIBOR+ 0.04%

Class B Notes Balance	$61,153,000.00
Class B Notes Rate	5.150%

Class C Certificates Balance	$28,225,000.00
Class C Certificates Rate	5.380%

Class D Certificates Balance	$9,408,000.00
Class D Certificates Rate	6.570%

Overcollateralization	$4,704,268.00

Reserve Account Deposit	$9,408,206.34

Discount Rate	9.25%

Part 1. Collections

Receipts During the Period	$67,107,750.89
Principal on Adminstrative Repurchases	520,879.28
Principal on Warranty Repurchases	—
Liquidation Proceeds (Recoveries)	1,984,946.27
Scheduled and Simple Payments Advanced	—
Schedule Principal Advanced	—

Total Collections For the Period	$69,613,576.44

Beginning Pool Aggregate Principal Balance	$1,734,845,312.85
Ending Pool Aggregate Principal Balance	$1,670,073,206.46

Scheduled Principal Collection	60,535,278.66

Beginning Aggregate Discounted Principal Balance	$1,572,090,131.11
Ending Aggregate Discounted Principal Balance	$1,515,598,050.40

Part II. Distributions to Noteholders and Certificateholders

Total Collections	$69,613,576.44
Plus: Reserve Account Draw	—
Plus: Net Amount due from Swap Counterparty	120,076.25
Less: Total Servicing Fee	1,445,704.43
Less: Net Amount due to Swap Counterparty	—
Less: Monthly Interest Due to Noteholders	6,820,562.71
Less: Principal Due to Noteholders	56,492,080.71
Less: Accumulation Account Deposit	—
Less: Reserve Account Deposit	—

Equals Reserve Fund Excess to be released to CARI	$4,975,304.84

Capital Auto Receivables Asset Trust 2007-1
October-2007
Distribution Date:                11/15/2007

		Per $1000 of
		Original Principal

Class A-1 Notes Distributable Amount
Monthly Interest	$501,826.23	1.197676
Monthly Principal	56,492,080.71	134.825968

Distributable Amount	$56,993,906.94

Class A-2 Notes Distributable Amount
Monthly Interest	$2,283,750.00	4.350000
Monthly Principal	—	—

Distributable Amount	$2,283,750.00

Class A-3a Notes Distributable Amount
Monthly Interest	$895,833.33	4.166667
Monthly Principal	—	—

Distributable Amount	$895,833.33

Class A-3b Notes Distributable Amount
Monthly Interest	$1,423,248.75	4.392743
Monthly Principal	—	—

Distributable Amount	$1,423,248.75

Class A-4a Notes Distributable Amount
Monthly Interest	$492,650.00	4.175000
Monthly principal	—	—

Distributable Amount	$492,650.00

Class A-4b Notes Distributable Amount
Monthly Interest	$782,755.23	4.418576
Monthly Principal	—	—

Distributable Amount	$782,755.23

Class B Notes Distributable Amount
Monthly Interest	$262,448.29	4.291667
Monthly Principal	—	—

Distributable Amount	$262,448.29

Class C Notes Distributable Amount
Monthly Interest	$126,542.08	4.483333
Monthly Principal	—	—

Distributable Amount	$126,542.08

Class D Notes Distributable Amount
Monthly Interest	$51,508.80	5.475000
Monthly Principal	—	—

Distributable Amount	$51,508.80

Total Servicing Fee	$1,445,704.43	0.690857

LIBOR Rate effective for current Distribution Period	5.09%

Capital Auto Receivables Asset Trust 2007-1
October-2007
Distribution Date:                11/15/2007
Part III. Advances

Advance Account
Beginning Outstanding Unreimbursed Simple interest Advances	$134,959.08
Simple Interest Advances	—
Reimbursement of Previous Simple Interest Advances	134,959.08

Ending Outstanding Unreimbursed Simple Interest Advances	$—
If the full payment due is not received by the end of month in which it was due the servicer will advance the interest shortfall for receivables that are not in default. The servicer will be reimbursed for any interest advances from subsequent payments or collections relating to that receivable. At the time the servicer determines that advances will not be recoverable from payments on that receivable the servicer is entitled to recoup its advance from collections of other receivables.
Part IV. Balances & Principal Factors

	Beginning of Period	End of Period
Total Pool Balance	$1,734.845,312.85	$1,670,073,206.46
Total Pool Factor	0.8290283	0.7980757
Class A-1 Notes Balance	$109,448,863.08	$52,956,782.37
Class A-1 Notes Principal Factor	0.2612145	0.1263885
Class A-2 Notes Balance	$525,000,000.00	$525,000,000,00
Class A-2 Notes Principal Factor	1.0000000	1.0000000
Class A-3a Notes Balance	$215,000,000.00	$215,000,000.00
Class A-3a Notes Principal Factor	1.0000000	1.0000000
Class A-3b Notes Balance	$324,000,000.00	$324,000,000.00
Class A-3b Notes Principal Factor	1.0000000	1.0000000
Class A-4a Notes Balance	$118,000,000.00	$118,000,000.00
Class A-4a Notes Principal Factor	1.0000000	1.0000000
Class A-4b Notes Balance	$177,151,000.00	$177,151,000.00
Class A-4b Notes Principal Factor	1.0000000	1.0000000
Class B Notes Balance	$61,153,000.00	$61,153,000.00
Class B Notes Principal Factor	1.0000000	1.0000000
Class C Notes Balance	$28,225,000.00	$28,225,000.00
Class C Notes Principal Factor	1.0000000	1.0000000
Class D Notes Balance	$9,408,000.00	$9,408,000.00
Class D Notes Principal Factor	1.0000000	1.0000000

Pool Statistics	Inception	Beg of Period	End of Period

Number of Accounts	99,653	91,610	89,435
Weighted Average Coupon	4.48	4.39	4.38
Weighted Average Remaining Term	53.42	48.45	47.57
Weighted Average Age	9.47	14.54	15.44

Capital Auto Receivables Asset Trust 2007-1
October-2007
Distribution Date:               11/15/2007
Part V. Reserve Account

Per $1000 of
Original Principal
Beginning Reserve Account Balance	$9,408,206.34
Draw for Servicing Fee	—	—
Draw for Class A-1 Notes Distributable Amount	—	—
Draw for Class A-2 Notes Distributable Amount	—	—
Draw for Class A-3a Notes Distributable Amount	—	—
Draw for Class A-3b Notes Distributable Amount	—	—
Draw for Class A-4a Notes Distributable Amount	—	—
Draw for Class A-4b Notes Distributable Amount	—	—
Draw for Class B Notes Distributable Amount	—	—
Draw for Class C Notes Distributable Amount	—	—
Draw for Class D Notes Distributable Amount	—	—
Additions to Reserve Account (for Accumulation Account)	—	—
Additions to Reserve Account	—	—
Releases from Reserve Account	—	—

Ending Reserve Account Balance	$9,408,206.34

Preceding Collection Period
Specified Reserve Account Balance	$9,408,206.34
Reserve Account Balance	$9,408,206.34
Current Collection Period
Specified Reserve Account Balance	$9,408,206.34
Reserve Account Balance	$9,408,206.34
Part Vl. Carryover Shortfall

Per $1000 of
Original Principal
Noteholders’ Interest Carryover Shortfall	$—	—
Noteholders’ Principal Carryover Shortfall	$—	—
Certificateholders’ Interest Carryover Shortfall	$—	—
Certificateholders’ Principal Carryover Shortfall	$—	—
Part VII. Charge Off and Delinquency Rates

Charge Off Rate	Average Receivables	Credit Repurchases	Loss Rate
October	1,702,459,259.66	1,710,561.37	1.2057
September	1,762,845,057.78	1,058,389.37	0.7205
August	1,821,862,039.38	1,004,211.36	0.6614
Three Month Average Loss Rate			0.8625

	Original	Cumulative	Cumulative
	Receivable Balance	Net Charge-Offs	Loss Rate
Total Cumulative Charge offs	$2,092,625,049.88	5,142,626.23	0.0025

Delinquency Rate	Total Accounts	Accounts over 60	% Delinquent
October	89,435	667	0.7458
September	91,610	623	0.6801
August	93,519	568	0.6074
Three Month Average Delinquency Rate			0.6777

Delinquency Stratification	Total Accounts	Total $
31 - 60 days	3,614	67,544,779.94
61 - 90 days	619	12,611,038.68
> 90 days	48	1,072,636.59
The information contained in this report is defined or determined in a manner consistent with the prospectus for Capital Auto Receivables Asset Trust 2007-1 related to delinquencies, charge-offs and uncollectible accounts.

Capital Auto Receivables Asset Trust 2007-1
October-2007
Distribution Date:               11/15/2007
Part VIII. Prepayment Rate

Month	Prepayment Rate
%
1	0.90
2	1.04
3	0.92
4	1.13
5	1.20
6	0.92
7	1.47
Part IX. Early Amortization Events / Portfolio Performance Conditions/ Trigger Events

Early Amortization Events

1) as the Reserve Account Balance less than the Specified Reserve Account Balance for Two Consecutive Months?	No

2) Has an Event of Default occurred?	No

3) Has a Servicer Default occurred?	No
This Servicer Certificate relates only to CARAT 2007-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2007-1 will perform in the future.